Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Target Volatility Portfolio

March 31, 2019

VIPTV-QTLY-0519
1.955029.106

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 64.6%
	Shares	Value
Domestic Equity Funds - 45.6%
Fidelity Contrafund (a)	304,359	$3,804,490
Fidelity Equity-Income Fund (a)	79,308	4,484,095
Fidelity Global Commodity Stock Fund (a)	343,525	4,273,446
Fidelity Large Cap Value Enhanced Index Fund (a)	546,221	6,909,697
Fidelity Low-Priced Stock Fund (a)	91,037	4,361,576
Fidelity Mega Cap Stock Fund (a)	444,650	6,758,677
Fidelity Real Estate Investment Portfolio (a)	34,053	1,512,276
Fidelity Stock Selector All Cap Fund (a)	1,676,139	74,051,823
Fidelity Value Discovery Fund (a)	79,483	2,194,518
iShares S&P 500 Index ETF	86,386	24,582,000

TOTAL DOMESTIC EQUITY FUNDS		132,932,598

International Equity Funds - 19.0%
Fidelity Emerging Markets Fund (a)	142,203	4,378,443
Fidelity International Enhanced Index Fund (a)	1,098,364	10,148,886
Fidelity International Value Fund (a)	1,262,275	9,908,860
Fidelity Japan Smaller Companies Fund (a)	108,941	1,767,024
Fidelity Overseas Fund (a)	394,593	17,934,265
iShares Core MSCI Emerging Markets ETF	130,823	6,764,857
iShares MSCI EAFE Index ETF	72,825	4,723,430

TOTAL INTERNATIONAL EQUITY FUNDS		55,625,765

TOTAL EQUITY FUNDS
(Cost $183,833,436)		188,558,363

Fixed-Income Funds - 35.3%
Fixed-Income Funds - 35.3%
Fidelity Conservative Income Bond Fund (a)	23,645	237,162
Fidelity Inflation-Protected Bond Index Fund (a)	596,446	5,839,209
Fidelity Long Term Treasury Bond Index Fund (a)	748,790	9,869,052
Fidelity New Markets Income Fund (a)	100,194	1,507,926
Fidelity Total Bond Fund (a)	5,268,006	55,577,462
Fidelity U.S. Bond Index Fund (a)	1,532,304	17,667,470
iShares Core U.S. Aggregate Bond ETF	112,479	12,268,085
TOTAL FIXED-INCOME FUNDS
(Cost $101,931,969)		102,966,366

Cash Equivalents - 0.1%
Fidelity Cash Central Fund, 2.48% (b)
(Cost $288,788)	288,786	288,843
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $286,054,193)		291,813,572
NET OTHER ASSETS (LIABILITIES) - 0.0%		(99,937)
NET ASSETS - 100%		$291,713,635

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$54,586
Total	$54,586

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Conservative Income Bond Fund	$9,940,178	$51,632	$9,784,202	$41,484	$(7,776)	$37,330	$237,162
Fidelity Contrafund	3,410,181	39,493	103,318	32,387	(4,424)	462,558	3,804,490
Fidelity Emerging Markets Fund	--	4,273,425	293,169	--	12,948	385,239	4,378,443
Fidelity Equity-Income Fund	3,365,281	854,206	129,473	43,998	(3,623)	397,704	4,484,095
Fidelity Global Commodity Stock Fund	3,976,231	11,359	150,345	--	(6,248)	442,449	4,273,446
Fidelity Inflation-Protected Bond Index Fund	5,837,482	21,081	200,460	5,935	(3,477)	184,583	5,839,209
Fidelity International Enhanced Index Fund	7,216,740	2,541,074	308,314	--	(7,436)	706,822	10,148,886
Fidelity International Value Fund	7,092,083	2,541,074	308,314	--	(10,674)	594,691	9,908,860
Fidelity Japan Smaller Companies Fund	1,649,368	--	--	--	--	117,656	1,767,024
Fidelity Large Cap Value Enhanced Index Fund	903,622	5,943,486	86,235	--	(3,948)	152,772	6,909,697
Fidelity Long Term Treasury Bond Index Fund	9,706,148	93,762	305,349	69,922	4,787	369,704	9,869,052
Fidelity Low-Priced Stock Fund	3,359,556	770,186	129,452	--	1,093	360,193	4,361,576
Fidelity Mega Cap Stock Fund	3,503,286	3,665,385	928,940	--	(193,555)	712,501	6,758,677
Fidelity New Markets Income Fund	1,456,559	22,470	50,116	18,684	(157)	79,170	1,507,926
Fidelity Overseas Fund	12,109,567	5,100,062	769,657	--	16,108	1,478,185	17,934,265
Fidelity Real Estate Investment Portfolio	1,349,697	4,472	50,115	687	648	207,574	1,512,276
Fidelity Stock Selector All Cap Fund	65,779,119	4,542,539	5,943,905	49	(9,765)	9,683,835	74,051,823
Fidelity Total Bond Fund	52,513,895	4,035,392	2,579,889	433,045	(12,792)	1,620,856	55,577,462
Fidelity U.S. Bond Index Fund	17,744,674	173,914	636,733	125,082	(12,062)	397,677	17,667,470
Fidelity Value Discovery Fund	1,682,557	405,122	64,769	--	(622)	172,230	2,194,518
Total	$212,596,224	$35,090,134	$22,822,755	$771,273	$(240,975)	$18,563,729	$243,186,357

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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